ICA File Number: 811-03070

Reporting Period: 07/01/2003 -6/30/2004

Hilliard-Lyons Government Fund Inc.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company file number: 811-03070

Hilliard-Lyons Government Fund, Inc.

(Exact Name of Registrant as specified in the charter)

Hilliard Lyons Center, Louisville, Kentucky 40202

(Address of Principal Executive Offices)

Joseph C. Curry, Jr. Hilliard-Lyons Government Fund, Inc. P.O. Box 32760 Louisville, Kentucky 40232-2760	William G. Strench Frost Brown Todd LLC 400 West Market St., 32nd floor Louisville, Kentucky 40202-3363
(Name and address of agents for service)

Date of Fiscal Year End: August 31

Date of reporting period: July 1, 2003 through June 30, 2004

The Fund held no securities during the period covered by the report in which there was a securityholder vote. Accordingly, there is no proxy vote to report.

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard-Lyons Government Fund, Inc.

By:	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President

Date: August 19, 2004